Prepaid Expenses and Other Current Assets	9 Months Ended
Sep. 30, 2021
Prepaid Expenses And Other Current Assets
Prepaid Expenses and Other Current Assets

7. Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

(in thousands)	September 30, 2021	December 31, 2020

Prepaid expenses	$390	$497
Security deposits	121	121
Other	425	498
Total	$936	$1,116